Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions and Balances [Abstract]
Schedule of balances with related parties	The Company had the following balances with related parties as of December 31, 2024 and June 30, 2025:
Name of related parties	Relationship	Nature	As of December 31, 2024	As of June 30, 2025
			US$	US$
Mr. Tsai Yi Yang	Beneficial owner	Amount due to a related party	1,031,203	1,248,212
Mr. Tsai Yi Yang	Beneficial owner	Rental deposit paid	1,527	2,708
Ms. Lee Li Mei	Shareholder of the Company	Rental deposit paid	2,320	2,572
Ding Yi International Co., Ltd	Controlled by an immediate family member of the beneficial owner	Account receivables	68,488	—
Ding Yi International Co., Ltd	Controlled by an immediate family member of the beneficial owner	Other receivables	—	7,446
Ding Yi International Co., Ltd	Controlled by an immediate family member of the beneficial owner	Amount due to a related party	—	16,135
Ping Shiang Business Corporation	Common UBO	Account payables	—	399,395
Ping Shiang Business Corporation	Common UBO	Amount due to a related party	—	220,687
芳華株式会社	Common UBO	Prepayments and other receivables	45,044	—
芳華株式会社	Common UBO	Trademark assets	—	55,811
瀨古酒造株式会社	Common UBO	Prepayments and other receivables	—	36,398
During the six months ended June 30, 2024 and 2025, the Company had the following transactions with related parties:
			For the six months ended June 30,
Name of related parties	Relationship	Nature	2024	2025
			US$	US$
Xiamen Celtic Culture Communication	Common UBO	Sales	83,498	—
Ping Shiang Business Corporation	Common UBO	Purchase	135,092	676,392
Ping Shiang Business Corporation	Common UBO	Repayment to a related party	—	58,919
Ding Yi International Co., Ltd	Controlled by an immediate family member of the beneficial owner	Sales	67,361	23,659
Ding Yi International Co., Ltd	Controlled by an immediate family member of the beneficial owner	Other income	—	7,007
Ding Yi International Co., Ltd	Controlled by an immediate family member of the beneficial owner	Proceeds from a related party	—	15,182
Mr. Tsai Yi Yang	Beneficial owner	Rent paid	4,822	7,644
Mr. Tsai Yi Yang	Beneficial owner	Expense paid on behalf	—	176,965
Mr. Tsai Yi Yang	Beneficial owner	Repayment to a related party	—	100,133
Mr. Tsai Yi Yang	Beneficial owner	Proceeds from a related party	246,117	21,657
Ms. Lee Li Mei	Shareholder of the Company	Rent paid	—	7,261
芳華株式会社	Common UBO	Prepayment for a trademark	48,000	—
瀨古酒造株式会社	Common UBO	Prepayment for inventory cost	—	34,248